Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Assets, Net [Abstract]
Deposits	[1]	$ 13,232	$ 12,590
Prepayments for goods and services		3,591	4,362
VAT recoverable	[2]	11,240	6,935
Prepayments and other receivables for property and equipment	[3]	4,044	4,782
Loan receivable	[4]	17,839	17,371
Advances to employees		152	69
Others		488	581
Prepayments and other assets		50,586	46,690
Less: Allowance for credit losses for prepayments and other assets		(543)	(517)	$ (573)
Prepayments and other assets, net		50,043	46,173
Less: Prepayments and other current assets, net		25,754	22,189
Other non-current assets, net		$ 24,289	$ 23,984

[1]	Deposits represent the refundable deposits to the lessors for the leased warehouses and office space.
[2]	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
[3]	Prepayments and other receivables for property and equipment represent mainly prepayments and other receivables for constructions of logistic stations.
[4]	On June 11, 2024, for the purpose of acquiring a land use right to expand the Company’s logistic business, the Company signed Memorandum of Understanding of Share Purchase Agreement (“2024 MOU”) with two shareholders of Hubei Xingqidian Supply Chain Management Co., Ltd. (“Xingqidian”, formerly named Hubei Tongzhou Information Harbor Co., Ltd.) to acquire 100% equity interest of Xingqidian, which owns land use right and constructed certain office and warehouse on such land use right. As of June 30, 2026, the Company made a loan of approximately $17.8 million (RMB121.5 million) to Xingqidian to secure the transaction and provide working capital for its further development. The loan with interest at an annual rate of 2.6%, and payable quarterly starting August 1, 2025. As of the date of this report, the share purchase transaction is not completed yet.